SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

34.	SUBSEQUENT EVENTS

Maintenance stops of Blast Furnace #2 at the Presidente Vargas Plant, in Volta Redonda

On January 19, 2025, the Company conducted a scheduled maintenance stop for Blast Furnace #2 at Presidente Vargas Plant in Volta Redonda, aiming to reform and extend the asset's useful life by 8 years, without the need for additional costs or investments beyond the official projections previously anticipated by the Company. The mini-reform is part of its maintenance program and was properly planned in order not to generate impact on the results of the steel segment and its customers.

2nd Issue of debentures

On January 23, 2025, COMPANHIA ESTADUAL DE GERAÇÃO DE ENERGIA ELÉTRICA – CEEE-G, an indirect subsidiary of CSN, approved its 2nd simple Debenture issuance, non-convertible into shares, of the unsecured type, with additional surety guarantee, in a single series, with a total value of R$ 1,200,000, with a unit nominal value of R$ 1 at the issuance date.

The 2nd Issuance is the subject of a public offering, under the automatic registration procedure, pursuant to Law No. 6.385 of December 7, 1976, and other applicable legal and regulatory provisions, under the firm placement guarantee regime, and is intended for professional investors.

For all legal purposes and effects, the issue date of the debentures is December 15, 2024. The debentures, in accordance with the provisions in the Issuance Deed, will have a maturity period of 82 (eighty-two) days, counted from the Issuance Date, therefore maturing on March 7, 2025. The general conditions of the 2nd Issue are indicated in the minutes of the Company's Board of Directors' Meeting, which is available on the Company's investor relations page and on the CVM's website.

3rd Issue of debentures

On January 23, 2025, the same indirect subsidiary, CEEE-G, approved its 3rd issuance of simple debentures, not convertible into shares, of the type with real guarantee, in up to two series, in the total amount of R$ 1,200,000, with unit nominal value of R$ 1, on the issue date.

The 3rd Issuance is the subject of a public offering, under the automatic registration procedure, pursuant to Law No. 6.385 of December 7, 1976, and other applicable legal and regulatory provisions, under the firm placement guarantee regime, and is intended for the general investor public. The debentures will meet the requirements of article 2 of Law No. 12.431, of June 24, 2011, so that their holders may be entitled to tax benefits in accordance with the law.

The First Series debentures will have a maturity of 6,208 days from the date of issue and mature on December 14, 2041, and the Second Series debentures will have a maturity of 6,209 days from the date of issue, maturing on December 15, 2041. The general conditions of the 3rd Issue are indicated in the minutes of the Company's Board of Directors' Meeting, which is available on the Company's investor relations page and on the CVM's website.

Payment event for 1st Issue debentures

CEEE-G held on February 4, 2025, the Debenture Payment Event related to the 1st Issue. The debt settlement was made with a combination of the Issuer's own resources from its activities and/or other financing contracted through financial and/or capital markets (local), among others.

Execution of NCE, PPE and ACC contracts in the amount of US$ 275,000

In January and February 2025, the Company and its direct subsidiary, CSN Mineração, signed NCE (Export Credit Notes), PPE (Export Pre-Payments), and ACC (Foreign Exchange Contract Advances) contracts with financial institutions Credit Agricole, HSBC, and JP Morgan, totaling US$ 275,000, which represents approximately R$ 1,603,000. These contracts constitute usual operations of the Company and its subsidiary and were negotiated under normal market conditions.

Execution of "Obligation Assumption Agreement", between CSN Parent Company and CSN Mineração

On January 20, 2025, the CSN Controlling Company entered into an Obligation Assumption Agreement with its subsidiary, CSN Mineração, which consists of the transfer of export margins by CMIN to CSN, enabling CSN to use them in amortizing Export Pre-Payment Contracts, Foreign Exchange Advance Contracts, or similar CSN contracts. The Obligation to Do Assumption Agreement provides for governance between the financial areas of CMIN and CSN to ensure that only excess ballast that would not be used by CMIN is assigned to CSN, also meeting CMIN's cash internalization needs.

The Contract of Assumption of Obligation to Do has an indefinite term. The estimated value for the year 2025 is USD 1,000,000. Also, the transaction is routine and related to the normal course of business of the Companies.

Acquisition of 90% of the shares issued by Gramperfil S.A. (“Gramperfil”)

On December 19, 2024, CSN Steel S.L.U. entered into a share purchase agreement with Gramperfil shareholders to acquire 90% (ninety percent) of Gramperfil's share capital. Gramperfil is a company headquartered in Pombal, Portugal, whose main activity is the production, marketing and transformation of metal profiles and accessories, import and export of profiles for metal and civil construction.

On February 12, 2025, the Portuguese competition authority approved the completion of the operation. The closing of this transaction still depends on the fulfillment of other conditions provided for in the share purchase agreement. The shares issued by Gramperfil that were not the object of the transaction are held in treasury.

1st Issue of Commercial Note

COMPANHIA ESTADUAL DE GERAÇÃO DE ENERGIA ELÉTRICA – CEEE-G, an indirect subsidiary of CSN, signed, on January 31, 2025, the Written Commercial Note Issuance Term, as the ISSUER, with COMPANHIA SIDERÚRGICA NACIONAL – CSN, as the CREDITOR.

The Issuance constitutes the 1st (first) issuance of Written Commercial Notes of the ISSUER, in the total amount of R$ 500,000, in a single series, and will have a maturity period of 1 year from the Issue Date, maturing, therefore, on January 31, 2026. The Commercial Notes' term may be renewed, at the ISSUER's sole discretion, for successive 1-year periods until January 31, 2042, by executing an amendment to this Issuance Term, at least 90 days prior to each Maturity Date.

New rating for CSN by Moody's Global Ratings agency

On February 12, 2025, the Moody's Global Ratings agency classified CSN with a "Ba3" rating with stable perspective.

Acquisition of 70% (seventy percent) of the shares issued by Estrela Comércio e Participações S.A. ("Estrela")

On April 1st, the acquisiton of 70% (seventy percent) of the shares issued by Estrela Comércio e Participações S.A. ("Estrela") has been consummated by CSN, as per the terms of the share purchase agreement executed between CSN and the sellers. On teh same date, CSN has paid the first installment of the purchase price, amounting to R$ 300,000.